Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Balances and Transactions in Foreign Currencies

Note 15. Balances and Transactions in Foreign Currencies

Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different than the functional currency of the Company. As of December 31, 2018 and for each of the three years ended on December 31, 2018, 2017 and 2016, respectively; the assets, liabilities and transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Short-Term	Long-Term	Short-Term	Long-Term
As of December 31, 2018
U.S. dollars	Ps. 69,281	Ps. 12,026	Ps. 4,625	Ps. 63,112
Euros	749	—	417	22,538
Other currencies	46	1,605	24	1

Total	Ps. 70,076	Ps. 13,631	Ps. 5,066	Ps. 85,651

As of December 31, 2017
U.S. dollars	Ps. 69,772	Ps. 148	Ps. 4,241	Ps. 73,115
Euros	25	—	1,881	23,573
Other currencies	46	1,674	340	1

Total	Ps. 69,843	Ps. 1,822	Ps. 6,462	Ps. 96,689

Transactions	Revenues		Other Operating Revenues		Purchases of Raw Materials		Interest Expense		Consulting Fees		Asset Acquisitions		Other
For the year ended December 31, 2018
U.S. dollars	Ps.	7,228	Ps.	130	Ps.	21,460	Ps.	2,309	Ps.	752	Ps.	2,166		Ps. 2,676
Euros		—		—		63		434		20		—		1
Other currencies		—		9		—		—		2		—		—

Total	Ps.	7,228	Ps.	139	Ps.	21,523	Ps.	2,743	Ps.	774	Ps.	2,166		Ps. 2,677

For the year ended December 31, 2017
U.S. dollars	Ps.	1,909	Ps.	1,677	Ps.	16,320	Ps.	2,534	Ps.	267	Ps.	272		Ps. 4,052
Euros		—		2		87		452		23		4		20
Other currencies		—		—		—		—		12		—		—

Total	Ps.	1,909	Ps.	1,679	Ps.	16,407	Ps.	2,986	Ps.	302	Ps.	276	Ps.	4,072

For the year ended December 31, 2016
U.S. dollars	Ps.	4,068	Ps.	1,281	Ps.	14,961	Ps.	3,173	Ps.	182	Ps.	407	Ps.	3,339
Euros		6		—		104		355		43		—		5
Other currencies		29		150		—		150		185		—		4

Total	Ps.	4,103	Ps.	1,431	Ps.	15,065	Ps.	3,678	Ps.	410	Ps.	407	Ps.	3,348

Mexican peso exchange rates effective at the dates of the consolidated statements of financial position and at the issuance date of the Company’s consolidated financial statements were as follows:

	December 31,		April 19,
	2018	2017	2019
U.S. dollar	19.6829	19.7354	18.9516
Euro	22.5383	23.5729	21.3171